Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of collateral and other credit enhancements (audited) (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total financial assets	£ 1,049,896	£ 1,051,400	$ 132
Notional contract amount	47,412,915	42,625,605
Other (outside the UK and US tax groups)
Disclosure of detailed information about financial instruments [line items]
Guarantees, pledges or commitments	1,700	2,600
ECL
Disclosure of detailed information about financial instruments [line items]
Total financial assets	(3,998)	(5,835)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,269,648	1,270,491
Netting and set-off	(207,348)	(240,076)
Cash collateral	(38,006)	(46,169)
Non-cash collateral	(269,266)	(250,759)
Risk transfer	(13,973)	(13,934)
Net exposure	741,055	719,553
On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	961,451	984,537
Netting and set-off	(207,348)	(240,076)
Cash collateral	(37,001)	(45,018)
Non-cash collateral	(227,795)	(212,654)
Risk transfer	(12,090)	(12,173)
Net exposure	477,217	474,616
Cash and balances at central banks | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	169,085	155,902
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	169,085	155,902
Cash collateral and settlement balances | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	88,085	97,616
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	88,085	97,616
Reverse repurchase agreements and other similar secured lending | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,177	8,981
Netting and set-off		0
Cash collateral		0
Non-cash collateral	(3,177)	(8,981)
Risk transfer		0
Net exposure	0	0
Other assets | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	994	614
Netting and set-off		0
Cash collateral		0
Non-cash collateral	0	0
Risk transfer		0
Net exposure	994	614
Total off-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	308,197	285,954
Netting and set-off		0
Cash collateral	(1,005)	(1,151)
Non-cash collateral	(41,471)	(38,105)
Risk transfer	(1,883)	(1,761)
Net exposure	263,838	244,937
Notional contract amount	39,300	30,800
Total off-balance sheet | Contingent liabilities | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	23,746	20,932
Netting and set-off	0	0
Cash collateral	(906)	(1,095)
Non-cash collateral	(1,367)	(2,135)
Risk transfer	(256)	(282)
Net exposure	21,217	17,420
Trading portfolio assets | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	63,225	64,544
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(729)	(765)
Risk transfer	0	0
Net exposure	62,496	63,779
Financial assets at fair value through the income statement | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	183,428	168,019
Netting and set-off	0	0
Cash collateral	(1,428)	(694)
Non-cash collateral	(173,033)	(159,577)
Risk transfer	0	0
Net exposure	8,967	7,748
Fair value through other comprehensive income | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	45,907	51,901
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(53)	(106)
Risk transfer	(931)	(1,065)
Net exposure	44,923	50,730
Loans and advances | Financial assets at amortised cost | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	145,259	134,267
Netting and set-off	(5,001)	(6,988)
Cash collateral	(1,424)	(1,160)
Non-cash collateral	(44,999)	(38,569)
Risk transfer	(5,421)	(4,699)
Net exposure	88,414	82,851
Loans and advances | Financial assets at amortised cost | On-balance sheet | Credit derivatives | Credit-impaired
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,664	2,650
Netting and set-off	0	0
Cash collateral	(40)	(27)
Non-cash collateral	(897)	(1,093)
Risk transfer	(25)	(87)
Net exposure	702	1,443
Loans and advances | Financial assets at fair value through the income statement | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	35,901	27,449
Netting and set-off	0	0
Cash collateral	0	(9)
Non-cash collateral	(29,485)	(21,819)
Risk transfer	0	0
Net exposure	6,416	5,621
Home loans | Financial assets at amortised cost | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	10,985	11,193
Netting and set-off	0	0
Cash collateral	(338)	(283)
Non-cash collateral	(10,483)	(10,782)
Risk transfer	(89)	(85)
Net exposure	75	43
Home loans | Financial assets at amortised cost | On-balance sheet | Credit derivatives | Credit-impaired
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	615	723
Netting and set-off	0	0
Cash collateral	(11)	(13)
Non-cash collateral	(604)	(708)
Risk transfer	0	0
Net exposure	0	2
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	25,960	23,368
Netting and set-off	0	0
Cash collateral	(968)	(827)
Non-cash collateral	(4,229)	(3,459)
Risk transfer	(252)	(195)
Net exposure	20,511	18,887
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost | On-balance sheet | Credit derivatives | Credit-impaired
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	563	600
Netting and set-off	0	0
Cash collateral	(29)	(10)
Non-cash collateral	(217)	(218)
Risk transfer	(3)	(2)
Net exposure	314	370
Wholesale loans | Financial assets at amortised cost | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	108,314	99,706
Netting and set-off	(5,001)	(6,988)
Cash collateral	(118)	(50)
Non-cash collateral	(30,287)	(24,328)
Risk transfer	(5,080)	(4,419)
Net exposure	67,828	63,921
Wholesale loans | Financial assets at amortised cost | On-balance sheet | Credit derivatives | Credit-impaired
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	486	1,327
Netting and set-off	0	0
Cash collateral	0	(4)
Non-cash collateral	(76)	(167)
Risk transfer	(22)	(85)
Net exposure	388	1,071
Traded loans | Trading portfolio assets | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,525	8,348
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(268)	(374)
Risk transfer	0	0
Net exposure	12,257	7,974
Reverse repurchase agreements | Financial assets at fair value through the income statement | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	145,186	138,558
Netting and set-off	0	0
Cash collateral	(1,428)	(685)
Non-cash collateral	(143,229)	(137,466)
Risk transfer	0	0
Net exposure	529	407
Other financial assets measured at cost | Financial assets at fair value through the income statement | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	85	315
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	85	315
Derivative financial instruments | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	262,291	302,693
Netting and set-off	(202,347)	(233,088)
Cash collateral	(34,149)	(43,164)
Non-cash collateral	(5,804)	(4,656)
Risk transfer	(5,738)	(6,409)
Net exposure	14,253	15,376
Financial assets at amortised cost | Total off-balance sheet | ECL
Disclosure of detailed information about financial instruments [line items]
Total financial assets	(499)	(769)
Goverment bonds | Financial assets at amortised cost | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(800)	(900)
Total financial assets	1,000	1,200
Debt securities classified as amortised cost | Trading portfolio assets | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	50,700	56,196
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(461)	(391)
Risk transfer	0	0
Net exposure	50,239	55,805
Debt securities classified as amortised cost | Financial assets at fair value through the income statement | On-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,256	1,697
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(319)	(292)
Risk transfer	0	0
Net exposure	1,937	1,405
Total commitments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	284,451	265,022
Total commitments | Total off-balance sheet | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	284,451	265,022
Netting and set-off	0	0
Cash collateral	(99)	(56)
Non-cash collateral	(40,104)	(35,970)
Risk transfer	(1,627)	(1,479)
Net exposure	£ 242,621	£ 227,517